Short term loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 09, 2016
Short term loans
Outstanding amount	¥ 95,000
Short-term loan with a domestic bank in the PRC
Short term loans
Outstanding amount	¥ 95,000
Interest rate (as a percent)	4.35%
Maturity term of debt	3 months
Amount of held-to-maturity securities pledged to secure the loan	¥ 100,000
Interest free loan with a local bank
Short term loans
Principal amount		¥ 3,000